OTHER RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Other receivables
Prepaid expenses	$ 24,877	$ 24,970
Other tax credits	7,457	15,329
Related parties	773	573
DFI		4,115
Guarantee deposits	3,766	6,419
Compensation received for company acquisitions	1,316
Call option		10,711
Other	18,042	32,948
Allowance for other receivables	(1,645)	(4,658)
Total Current other receivables	54,586	90,407
Non-current other receivables
Prepaid expenses	8,568	5,382
Income tax credits	38,074	27,148
Other tax credits	857	145
DFI		1,161
Guarantee deposits	3,604	12,675
Compensation received for company acquisitions	2,948
Other	5,673	5,633
Total Non-current other receivables	59,724	52,144
Total Other receivables, net	$ 114,310	$ 142,551